Debt (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Long-term Debt, by Maturity
2012 (classified as current)	$ 1.6
2013	251.9
2014	1.6
2015	5.8
2016	0.1
2017 and thereafter	$ 694.8